                                The Munder Funds
                       Supplement Dated January 26, 2001
                      to Prospectus Dated October 27, 2000
                        Class A, B, C and II Shares of:

  Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
   Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder Multi-
  Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder
Framlington Emerging Markets Fund, Munder Framlington Global Financial Services
   Fund, Munder Framlington Healthcare Fund, Munder Framlington International
                                  Growth Fund

The "Management--Portfolio Managers" section in the Prospectus with respect to the Equity Income Fund is hereby deleted in its entirety and replaced with the following:

Otto Hinzmann, Jr. and John Adams jointly manage the Fund. Mr. Hinzmann, Vice President and Director of Equity Management of MCM or of old MCM, Inc., the predecessor to MCM, since January 1987, has been the Fund's portfolio manager since February 1995. Mr. Adams, Senior Portfolio Manager of MCM has been a co-manager of the Fund since 2000. His responsibilities since joining MCM's predecessor in 1987 involve management of equity and balanced portfolios.





SUPPROEQABC&II101

                                The Munder Funds
                       Supplement Dated January 26, 2001
                      to Prospectus Dated October 27, 2000
                               Class K Shares of:

  Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
     Fund, Munder Growth Opportunities Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real
    Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small
     Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund,
     Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government
  Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund,
   Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund

The "Management--Portfolio Managers" section in the Prospectus with respect to the Equity Income Fund is hereby deleted in its entirety and replaced with the following:

Otto Hinzmann, Jr. and John Adams jointly manage the Fund. Mr. Hinzmann, Vice President and Director of Equity Management of MCM or of old MCM, Inc., the predecessor to MCM, since January 1987, has been the Fund's portfolio manager since February 1995. Mr. Adams, Senior Portfolio Manager of MCM has been a co-manager of the Fund since 2000. His responsibilities since joining MCM's predecessor in 1987 involve management of equity and balanced portfolios.




SUPPROK101

                                The Munder Funds
                       Supplement Dated January 26, 2001
                      to Prospectus Dated October 27, 2000
                               Class Y Shares of:

  Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
   Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder Multi-
  Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder
Framlington Emerging Markets Fund, Munder Framlington Global Financial Services
   Fund, Munder Framlington Healthcare Fund, Munder Framlington International
      Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan
     Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund,
  Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund

The "Management--Portfolio Managers" section in the Prospectus with respect to the Equity Income Fund is hereby deleted in its entirety and replaced with the following:

Otto Hinzmann, Jr. and John Adams jointly manage the Fund. Mr. Hinzmann, Vice President and Director of Equity Management of MCM or of old MCM, Inc., the predecessor to MCM, since January 1987, has been the Fund's portfolio manager since February 1995. Mr. Adams, Senior Portfolio Manager of MCM has been a co-manager of the Fund since 2000. His responsibilities since joining MCM's predecessor in 1987 involve management of equity and balanced portfolios.




SUPPROY101